Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 22, 2024
Income Taxe [Line Items]
Interest and penalties	$ 57,309	$ 0
Accrued interest and penalties	61,891		$ 79,849
Net operating loss	615,521
Valuation allowance	1,007,155	$ 650,822
Penalties [Member]
Income Taxe [Line Items]
Accrued interest and penalties	$ 57,309